Loans, Impaired Loans and Allowance for Credit Losses - Allowance For Credit Losses (Parenthetical) (Detail) - CAD ($) $ in Millions		3 Months Ended			9 Months Ended
		Jul. 31, 2021	Apr. 30, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020	Oct. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses for other financial assets		$ 153		$ 182	$ 153	$ 182	$ 181
Interest income on impaired loans	[1]	5,648	$ 5,712	$ 6,420	$ 17,408	$ 20,873
Gross impaired loans [member]
Disclosure of detailed information about financial instruments [line items]
Interest income on impaired loans		$ 61	$ 73

[1]	Includes interest income on financial assets measured at amortized cost and FVOCI, calculated using the effective interest method, of $5,989 for the three months ended July 31, 2021 (April 30, 2021 – $6,078; July 31, 2020 – $6,839) and for the nine months ended July 31, 2021 – $18,467 (July 31, 2020 – $22,663).